American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Market Neutral Value Fund
December 31, 2021

AC Alternatives Market Neutral Value - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 63.2%
Aerospace and Defense — 5.4%
HEICO Corp., Class A(1)	12,363	1,588,893
Raytheon Technologies Corp.(1)	3,766	324,102
Spirit AeroSystems Holdings, Inc., Class A(1)	1,271	54,767
		1,967,762
Airlines — 0.4%
Delta Air Lines, Inc.(2)	1,953	76,323
Southwest Airlines Co.(2)	1,760	75,399
		151,722
Auto Components — 0.2%
Continental AG(2)	727	76,383
Automobiles — 1.6%
Ford Motor Co.	2,334	48,477
General Motors Co.(2)	817	47,901
Toyota Motor Corp., ADR	964	178,629
Volkswagen AG, Preference Shares	1,510	303,334
		578,341
Banks — 3.2%
Commerce Bancshares, Inc.	2,558	175,837
First Hawaiian, Inc.	3,926	107,298
JPMorgan Chase & Co.	2,675	423,586
Prosperity Bancshares, Inc.	1,815	131,225
Royal Bank of Canada	1,922	203,983
U.S. Bancorp	2,566	144,132
		1,186,061
Beverages — 2.4%
Heineken Holding NV	9,620	887,011
Biotechnology — 0.3%
Amgen, Inc.	422	94,937
Building Products — 1.4%
AO Smith Corp.(1)	1,737	149,121
Johnson Controls International plc(1)	2,499	203,194
Masco Corp.(1)	2,334	163,894
		516,209
Capital Markets — 1.4%
AllianceBernstein Holding LP	4,013	195,995
Bank of New York Mellon Corp. (The)	1,620	94,090
Morgan Stanley	2,416	237,154
		527,239
Chemicals — 0.5%
Akzo Nobel NV	1,578	173,367
Commercial Services and Supplies — 0.9%
Republic Services, Inc.	2,281	318,085
Communications Equipment — 0.6%
Cisco Systems, Inc.	3,501	221,858
Containers and Packaging — 1.2%
Amcor plc	10,038	120,556
Packaging Corp. of America	697	94,897
Sonoco Products Co.	3,704	214,425
		429,878

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(2)	504	150,696
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	1,365	70,925
Electric Utilities — 2.1%
Duke Energy Corp.	1,455	152,629
Edison International	1,939	132,337
Evergy, Inc.	2,532	173,721
Iberdrola SA	12,220	144,684
Xcel Energy, Inc.	2,377	160,923
		764,294
Electrical Equipment — 0.4%
Emerson Electric Co.(1)	1,528	142,058
Electronic Equipment, Instruments and Components — 0.2%
Anritsu Corp.	5,500	84,942
Energy Equipment and Services — 0.8%
Baker Hughes Co.	11,487	276,377
Equity Real Estate Investment Trusts (REITs) — 1.3%
Crown Castle International Corp.	1,023	213,541
Equinix, Inc.	58	49,059
VICI Properties, Inc.	2,431	73,197
Welltower, Inc.	1,730	148,382
		484,179
Food and Staples Retailing — 1.5%
Koninklijke Ahold Delhaize NV	3,462	118,803
Kroger Co. (The)	836	37,837
Sysco Corp.	3,722	292,363
Walmart, Inc.	617	89,274
		538,277
Food Products — 0.9%
Conagra Brands, Inc.	3,188	108,870
JDE Peet's NV	4,466	138,232
Mondelez International, Inc., Class A	1,272	84,346
		331,448
Gas Utilities — 1.9%
Atmos Energy Corp.	2,116	221,693
ONE Gas, Inc.	4,426	343,413
Spire, Inc.	1,848	120,527
		685,633
Health Care Equipment and Supplies — 1.0%
Becton Dickinson and Co.	371	93,299
Medtronic plc	2,689	278,177
		371,476
Health Care Providers and Services — 0.5%
Centene Corp.(2)	2,338	192,651
Health Care Technology — 0.9%
Cerner Corp.	3,676	341,390
Household Durables — 5.6%
Electrolux AB, B Shares	4,190	101,480
Lennar Corp., Class B	20,525	1,962,601
		2,064,081
Industrial Conglomerates — 0.6%
Siemens AG(1)	647	112,062
Siemens AG, ADR(1)	1,291	111,801
		223,863

Insurance — 2.3%
Chubb Ltd.	575	111,153
Marsh & McLennan Cos., Inc.	759	131,929
MetLife, Inc.	6,736	420,933
Reinsurance Group of America, Inc.	1,744	190,951
		854,966
Interactive Media and Services — 0.4%
Alphabet, Inc., Class C(2)	56	162,041
IT Services — 0.4%
Automatic Data Processing, Inc.	550	135,619
Machinery — 6.4%
Alfa Laval AB(1)	1,745	70,096
Atlas Copco AB, B Shares(1)	31,196	1,832,460
Deere & Co.(1)	854	292,828
PACCAR, Inc.(1)	416	36,716
Schindler Holding AG, Bearer Participation Certificate(1)	425	114,083
		2,346,183
Media — 4.5%
Fox Corp., Class B	48,159	1,650,409
Metals and Mining — 3.7%
BHP Group plc, ADR	22,011	1,315,598
Freeport-McMoRan, Inc.	1,140	47,572
		1,363,170
Multi-Utilities — 0.3%
CMS Energy Corp.	1,864	121,253
Oil, Gas and Consumable Fuels — 1.2%
Enterprise Products Partners LP	2,456	53,934
Exxon Mobil Corp.	1,454	88,970
Galp Energia SGPS SA	9,380	91,015
TotalEnergies SE, ADR	4,008	198,236
		432,155
Paper and Forest Products — 0.3%
Mondi plc	4,098	101,646
Personal Products — 1.5%
Unilever plc, ADR	10,445	561,837
Pharmaceuticals — 1.3%
Johnson & Johnson	1,008	172,438
Merck & Co., Inc.	1,516	116,186
Roche Holding AG, ADR	3,572	184,637
		473,261
Road and Rail — 1.1%
Heartland Express, Inc.	5,191	87,313
Norfolk Southern Corp.	473	140,817
Union Pacific Corp.	611	153,929
		382,059
Semiconductors and Semiconductor Equipment — 0.8%
Texas Instruments, Inc.	1,539	290,055
Software — 0.6%
Microsoft Corp.	634	213,227
Specialty Retail — 0.4%
TJX Cos., Inc. (The)	1,704	129,368
Textiles, Apparel and Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE	105	86,776
TOTAL COMMON STOCKS (Cost $16,953,786)		23,155,168

EXCHANGE-TRADED FUNDS — 5.9%
Consumer Discretionary Select Sector SPDR Fund(1)	1,544	315,655
iShares Russell 1000 Value ETF(1)	11,127	1,868,557
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,223,320)		2,184,212
CONVERTIBLE BONDS — 4.6%
Semiconductors and Semiconductor Equipment — 4.6%
Microchip Technology, Inc., 0.125%, 11/15/24 (Cost $1,411,100)	1,355,000	1,683,588
TEMPORARY CASH INVESTMENTS — 24.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $1,731,602), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $1,697,272)		1,697,271
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 5/15/41, valued at $5,771,254), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $5,658,005)		5,658,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,470,032	1,470,032
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,825,303)		8,825,303
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 97.8% (Cost $28,413,509)		35,848,271
SECURITIES SOLD SHORT — (72.6)%
COMMON STOCKS SOLD SHORT — (63.5)%
Aerospace and Defense — (5.4)%
Boeing Co. (The)	(276)	(55,564)
HEICO Corp.	(11,030)	(1,590,747)
Lockheed Martin Corp.	(899)	(319,513)
		(1,965,824)
Airlines — (0.4)%
American Airlines Group, Inc.	(8,094)	(145,368)
Auto Components — (0.2)%
Vitesco Technologies Group AG	(1,550)	(76,013)
Automobiles — (1.6)%
Honda Motor Co. Ltd., ADR	(4,590)	(130,586)
Tesla, Inc.	(208)	(219,810)
Volkswagen AG	(830)	(242,637)
		(593,033)
Banks — (3.2)%
Bank of America Corp.	(5,584)	(248,432)
Bank of Hawaii Corp.	(1,269)	(106,291)
Bank OZK	(3,767)	(175,278)
Citigroup, Inc.	(2,940)	(177,547)
First Financial Bankshares, Inc.	(2,624)	(133,404)
M&T Bank Corp.	(953)	(146,362)
National Bank of Canada	(2,551)	(194,489)
		(1,181,803)
Beverages — (2.4)%
Coca-Cola Co. (The)	(2,949)	(174,610)
Heineken NV	(6,283)	(707,087)
		(881,697)
Biotechnology — (0.3)%
Gilead Sciences, Inc.	(1,326)	(96,281)
Building Products — (1.0)%
Carrier Global Corp.	(1,698)	(92,099)
Daikin Industries Ltd.	(500)	(113,260)
Fortune Brands Home & Security, Inc.	(1,514)	(161,847)
		(367,206)

Capital Markets — (1.4)%
Franklin Resources, Inc.	(5,773)	(193,338)
Goldman Sachs Group, Inc. (The)	(609)	(232,973)
State Street Corp.	(966)	(89,838)
		(516,149)
Chemicals — (0.5)%
PPG Industries, Inc.	(1,009)	(173,992)
Commercial Services and Supplies — (0.9)%
Waste Management, Inc.	(1,961)	(327,291)
Communications Equipment — (0.6)%
Arista Networks, Inc.	(1,499)	(215,481)
Containers and Packaging — (1.2)%
Graphic Packaging Holding Co.	(6,295)	(122,753)
International Paper Co.	(1,982)	(93,114)
Sealed Air Corp.	(3,238)	(218,468)
		(434,335)
Diversified Telecommunication Services — (0.2)%
Lumen Technologies, Inc.	(6,105)	(76,618)
Electric Utilities — (1.2)%
American Electric Power Co., Inc.	(3,130)	(278,476)
Southern Co. (The)	(2,291)	(157,117)
		(435,593)
Electrical Equipment — (0.3)%
Mitsubishi Electric Corp.	(8,400)	(106,621)
Electronic Equipment, Instruments and Components — (0.2)%
Keysight Technologies, Inc.	(442)	(91,277)
Energy Equipment and Services — (0.8)%
Schlumberger NV	(9,227)	(276,349)
Entertainment — (0.2)%
Walt Disney Co. (The)	(419)	(64,899)
Equity Real Estate Investment Trusts (REITs) — (1.1)%
American Tower Corp.	(725)	(212,063)
SL Green Realty Corp.	(699)	(50,118)
Ventas, Inc.	(3,007)	(153,718)
		(415,899)
Food and Staples Retailing — (1.2)%
Albertsons Cos., Inc., Class A	(5,016)	(151,433)
US Foods Holding Corp.	(8,355)	(291,005)
		(442,438)
Food Products — (0.9)%
Hormel Foods Corp.	(2,279)	(111,238)
J.M. Smucker Co. (The)	(999)	(135,684)
McCormick & Co., Inc.	(867)	(83,761)
		(330,683)
Health Care Equipment and Supplies — (1.0)%
Abbott Laboratories	(674)	(94,859)
Stryker Corp.	(1,086)	(290,418)
		(385,277)
Health Care Providers and Services — (0.6)%
Anthem, Inc.	(437)	(202,567)
Household Durables — (5.7)%
Lennar Corp., Class A	(16,806)	(1,952,185)
Whirlpool Corp.	(648)	(152,060)
		(2,104,245)

Household Products — (1.6)%
Procter & Gamble Co. (The)	(3,499)	(572,366)
Industrial Conglomerates — (0.3)%
General Electric Co.	(1,144)	(108,074)
Insurance — (2.3)%
Aon plc, Class A	(423)	(127,137)
Prudential Financial, Inc.	(3,841)	(415,750)
Travelers Cos., Inc. (The)	(716)	(112,004)
Unum Group	(7,812)	(191,940)
		(846,831)
Interactive Media and Services — (0.5)%
Meta Platforms, Inc., Class A	(516)	(173,557)
Internet and Direct Marketing Retail — (0.6)%
Amazon.com, Inc.	(61)	(203,395)
IT Services — (0.4)%
Paychex, Inc.	(999)	(136,363)
Leisure Products — (0.2)%
Peloton Interactive, Inc., Class A	(1,990)	(71,162)
Machinery — (7.1)%
AGCO Corp.	(2,598)	(301,420)
Atlas Copco AB, A Shares	(27,525)	(1,902,000)
Caterpillar, Inc.	(697)	(144,098)
Husqvarna AB, B Shares	(6,473)	(103,496)
Kone Oyj, B Shares	(1,682)	(120,698)
Volvo AB, B Shares	(1,533)	(35,453)
		(2,607,165)
Media — (4.5)%
Fox Corp., Class A	(44,724)	(1,650,316)
Metals and Mining — (3.7)%
Antofagasta plc	(2,452)	(44,595)
BHP Group Ltd., ADR	(21,776)	(1,314,182)
		(1,358,777)
Multi-Utilities — (0.9)%
Ameren Corp.	(1,957)	(174,193)
RWE AG	(3,569)	(144,603)
		(318,796)
Multiline Retail — (0.2)%
Target Corp.	(386)	(89,336)
Oil, Gas and Consumable Fuels — (1.0)%
Chevron Corp.	(1,566)	(183,770)
Valero Energy Corp.	(2,629)	(197,464)
		(381,234)
Paper and Forest Products — (0.3)%
UPM-Kymmene Oyj	(2,700)	(102,731)
Pharmaceuticals — (1.3)%
AstraZeneca plc, ADR	(897)	(52,250)
Bristol-Myers Squibb Co.	(3,481)	(217,040)
Pfizer, Inc.	(1,993)	(117,687)
Sanofi	(913)	(91,614)
		(478,591)
Road and Rail — (1.0)%
CSX Corp.	(7,664)	(288,167)
Werner Enterprises, Inc.	(2,005)	(95,558)
		(383,725)

Semiconductors and Semiconductor Equipment — (4.0)%
Intel Corp.	(11,493)	(591,889)
Microchip Technology, Inc.	(9,959)	(867,031)
		(1,458,920)
Specialty Retail — (0.9)%
Burlington Stores, Inc.	(432)	(125,932)
Carvana Co.	(555)	(128,644)
Signet Jewelers Ltd.	(699)	(60,834)
		(315,410)
Textiles, Apparel and Luxury Goods — (0.2)%
VF Corp.	(1,189)	(87,058)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $15,593,806)		(23,250,746)
EXCHANGE-TRADED FUNDS SOLD SHORT — (9.1)%
Alerian MLP ETF	(1,710)	(55,986)
ARK Innovation ETF	(666)	(62,997)
Health Care Select Sector SPDR Fund	(2,466)	(347,435)
iShares Russell 1000 Growth ETF	(6,483)	(1,981,140)
iShares U.S. Real Estate ETF	(642)	(74,562)
Utilities Select Sector SPDR Fund	(11,373)	(814,079)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $1,991,837)		(3,336,199)
TOTAL SECURITIES SOLD SHORT — (72.6)% (Proceeds $17,585,643)		(26,586,945)
OTHER ASSETS AND LIABILITIES — 74.8%		27,383,337
TOTAL NET ASSETS — 100.0%		$36,644,663

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,882	USD	1,463	UBS AG	3/31/22	$24
CAD	387	USD	306	UBS AG	3/31/22	—
USD	3,344	CAD	4,326	UBS AG	3/31/22	(75)
USD	2,991	CAD	3,867	UBS AG	3/31/22	(65)
USD	803	CAD	1,030	UBS AG	3/31/22	(11)
USD	706	CAD	906	UBS AG	3/31/22	(11)
USD	1,716	CAD	2,187	UBS AG	3/31/22	(13)
USD	251,811	CHF	231,490	Morgan Stanley	3/31/22	(2,822)
USD	21,171	EUR	18,637	Credit Suisse AG	3/31/22	(87)
USD	853,304	EUR	753,569	Credit Suisse AG	3/31/22	(6,201)
USD	24,861	EUR	21,884	Credit Suisse AG	3/31/22	(100)
USD	382,785	GBP	289,504	JPMorgan Chase Bank N.A.	3/31/22	(8,923)
JPY	9,225,325	USD	81,304	Bank of America N.A.	3/31/22	(1,043)
JPY	355,656	USD	3,117	Bank of America N.A.	3/31/22	(23)
JPY	447,169	USD	3,894	Bank of America N.A.	3/31/22	(4)
USD	7,234	JPY	821,740	Bank of America N.A.	3/31/22	85
USD	2,692	JPY	308,632	Bank of America N.A.	3/31/22	7
USD	3,319	JPY	381,893	Bank of America N.A.	3/31/22	(3)
SEK	326,811	USD	35,874	UBS AG	3/31/22	320
SEK	34,761	USD	3,808	UBS AG	3/31/22	42
SEK	36,973	USD	4,074	UBS AG	3/31/22	20
SEK	15,089	USD	1,671	UBS AG	3/31/22	—
USD	1,753	SEK	15,911	UBS AG	3/31/22	(9)
USD	3,626	SEK	33,079	UBS AG	3/31/22	(37)
USD	4,268	SEK	38,676	UBS AG	3/31/22	(16)
USD	5,393	SEK	48,818	UBS AG	3/31/22	(14)
						$(18,959)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $5,947,698.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Auto Components	—	76,383	—
Automobiles	275,007	303,334	—
Banks	982,078	203,983	—
Beverages	—	887,011	—
Chemicals	—	173,367	—
Electric Utilities	619,610	144,684	—
Electronic Equipment, Instruments and Components	—	84,942	—
Food and Staples Retailing	419,474	118,803	—
Food Products	193,216	138,232	—
Household Durables	1,962,601	101,480	—
Industrial Conglomerates	111,801	112,062	—
Machinery	329,544	2,016,639	—
Oil, Gas and Consumable Fuels	341,140	91,015	—
Paper and Forest Products	—	101,646	—
Textiles, Apparel and Luxury Goods	—	86,776	—
Other Industries	13,280,340	—	—
Exchange-Traded Funds	2,184,212	—	—
Convertible Bonds	—	1,683,588	—
Temporary Cash Investments	1,470,032	7,355,271	—
	22,169,055	13,679,216	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	498	—

Liabilities
Securities Sold Short
Common Stocks
Auto Components	—	76,013	—
Automobiles	350,396	242,637	—
Banks	987,314	194,489	—
Beverages	174,610	707,087	—
Building Products	253,946	113,260	—
Electrical Equipment	—	106,621	—
Machinery	445,518	2,161,647	—
Metals and Mining	1,314,182	44,595	—
Multi-Utilities	174,193	144,603	—
Paper and Forest Products	—	102,731	—
Pharmaceuticals	386,977	91,614	—
Other Industries	15,178,313	—	—
Exchange-Traded Funds	3,336,199	—	—
	22,601,648	3,985,297	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	19,457	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.